Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 393,864	$ 22,776	$ 253,598
Accounts receivable	410	1,401	20,106
Taxes recoverable	17,586	16,507	17,726
Prepaid expenses	463
Inventory			11,676
Deposits and advances	21,775	17,246	2,039
Total current assets	434,098	57,930	305,145
Property and equipment, net	67,306	53,827	89,276
Intangible assets, net	1,508,801	1,302,440	407,467
Equity investments	150,000	150,000	150,000
Total assets	2,160,205	1,564,197	951,888
Current liabilities:
Accounts payable and accrued expenses	837,875	988,238	652,119
Convertible notes payable			872,720
Loans payable			235,308
Related party notes and other payables	9,317	10,167	566,743
Total current liabilities	847,192	998,405	2,326,890
Other noncurrent liabilities	115,421	108,926	121,250
Total liabilities	962,613	1,107,331	2,448,140
Stockholders’ deficit:
Common stock, $0.001 par value. 4,000,000,000 and 3,250,000,000 shares authorized as of June 30 2022 and December 31, 2021, respectively; 3,385,151,300 and 3,109,178,852 shares issued and outstanding as of June 30, 2022 and December 31, 2021, respectively	3,385,151	3,109,179	1,997,930
Additional paid-in capital	53,219,553	51,466,376	47,489,116
Accumulated other comprehensive loss	(651,022)	(712,810)	(775,113)
Accumulated deficit	(56,359,935)	(54,957,429)	(52,185,071)
Total stockholders’ deficit	(406,038)	(1,094,469)	(3,473,137)
Non-controlling interest	1,603,630	1,551,335	1,976,885
Total stockholders’ equity	1,197,592	456,866	(1,496,252)
Total liabilities and stockholders’ equity	2,160,205	1,564,197	951,888
Series A Preferred Stock [Member]
Stockholders’ deficit:
Preferred stock	1	1	1
Series D Preferred Stock [Member]
Stockholders’ deficit:
Preferred stock	$ 214	$ 214